Business acquisitions and dispositions	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business acquisitions and dispositions	Business acquisitions and dispositions
(a)    Sale of the Renewable Energy Business
Subsequent to the quarter-end, on August 9, 2024, the Company entered into an agreement to sell its renewable energy business (excluding hydro) to a wholly-owned subsidiary of LS Power for total cash consideration of up to $2,500,000 (subject to certain closing adjustments), excluding debt, consisting of $2,280,000 in cash at closing and up to $220,000 in cash pursuant to an earn out agreement relating to certain wind assets (the “Earn Out”).
The sale is subject to the satisfaction of customary closing conditions, including the approval of the U.S. Federal Energy Regulatory Commission and approval under applicable competition laws. The Company expects the transaction to close in the fourth quarter of 2024 or the first quarter of 2025 and to receive cash proceeds of approximately approximately $1,600,000 (excluding the Earn Out) after repaying construction financing, and net of taxes, transaction fees and other closing adjustments.
The Company concluded the consolidated assets within the renewable energy business being sold will meet the accounting requirements to be presented as “Held for Sale” in the third quarter of 2024 based on the receipt of final commercial terms, Board approval to consummate a sale transaction, and the signing of the sale agreement all occurring within the third quarter. The Company anticipates recording a future estimated pretax loss of approximately $1,000,000. However, the ultimate loss recorded is dependent on, among other things, the timing and amount of future capital expenditures, including acquisition of construction projects and associated tax equity financing, which will impact the carrying value of these assets.
(b)    Acquisition of Shady Oaks II Wind Facility
On June 26, 2024, Algonquin Power Fund (America), LLC, a wholly owned subsidiary of the Company, acquired the remaining 50% ownership in the Shady Oaks II Wind Facility for consideration of $59,624. The transaction has been accounted for as an asset acquisition.
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

Shady Oaks II
Working capital	$(1,189)
Property, plant and equipment	260,090
Long-term debt (note 7(f))	(163,735)
Asset retirement obligation	(674)
Derivative	(23,493)
Deferred tax liability	(11,375)
Total net assets acquired	59,624
Less: cash and cash equivalents	1,922
Net assets acquired, net of cash and cash equivalents	$57,702
3.Business acquisitions and dispositions (continued)
(c)    Acquisition of New Market Solar Facility
On June 26, 2024, Algonquin Power Fund (America), LLC, a wholly owned subsidiary of the Company, acquired the remaining 50% ownership in the New Market Solar Facility for consideration of $182,942. The transaction has been accounted for as an asset acquisition. Prior to acquisition, the Company repaid an outstanding related party note of $25,808,
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

New Market Solar
Working capital	$(7,614)
Property, plant and equipment	193,782
Asset retirement obligation	(1,135)
Deferred tax liability	(2,091)
Total net assets acquired	182,942
Less: cash and cash equivalents	434
Net assets acquired, net of cash and cash equivalents	$182,508
(d) Sale of Windsor Locks Thermal Facility
On March 1, 2024, the Company sold its 100% equity interest in the 74.9 MW Windsor Locks Thermal Facility for consideration of $17,721.
(e) Acquisition of Sandy Ridge II Wind Facility
On February 15, 2024, Algonquin Power Fund (America), LLC, a wholly owned subsidiary of the Company, acquired the remaining 50% ownership in the Sandy Ridge II Wind Facility for consideration of $44,139. The transaction has been accounted for as an asset acquisition. Subsequent to acquisition, the tax equity investors provided additional funding of $60,545, and a third-party construction loan of $162,341 was repaid.
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition date.

Sandy Ridge II
Working capital	$3,526
Property, plant and equipment	206,927
Long-term debt	(162,341)
Asset retirement obligation	(456)
Deferred tax liability	(3,517)
Total net assets acquired	44,139
Less: cash and cash equivalents	—
Net assets acquired, net of cash and cash equivalents	$44,139
(f) Acquisition of Liberty Development JV Inc. & Liberty Development Energy Solutions B.V.
On January 4, 2024, the Company acquired the remaining 50% ownership in Liberty Development JV Inc. and Algonquin (AY Holdco) B.V., a wholly owned subsidiary of the Company, acquired the remaining 50% ownership in Liberty Development Energy Solutions B.V., for a combined purchase price of $7,859. The transaction has been accounted for as an asset acquisition and purchase of non-controlling interest. The consideration paid in excess of the fair value of the net assets acquired of $8,696 was recorded in equity.
As a result of the transaction, $306,500 that was previously recorded as redeemable non-controlling interest held by related party was reclassified to long-term debt ,and subsequently paid in full. Refer to note 7 (b) for further details.